Filed Pursuant to Rule 497(e)
1933 Act File No. 033-96634
1940 Act File No. 811-09094

Leuthold Funds, Inc.

May 1, 2015

Supplement to the Prospectus dated January 30, 2015

Portfolio Manager Changes

The Leuthold Funds use a team-based approach to portfolio management. Each portfolio manager works collectively on the names and ideas in the portfolio and is equally responsible for the day-to-day management of the Funds that they manage. Final investment decisions are made by consensus.

Effective as of June 30, 2015, Matthew B. Paschke is taking a leave of absence from The Leuthold Group to pursue other personal interests, and will no longer serve as a portfolio manager of the Leuthold Funds. Mr. Paschke will continue to serve as a portfolio manager until June 30, 2015. The Leuthold Funds will add current employees familiar with the internal processes to the portfolio teams. Specifically, effective as of June 30, 2015, all references in the Prospectus to Mr. Paschke as a portfolio manager of the Leuthold Funds are deleted and the Sections of the Prospectus identified below are deleted and replaced in their entirety as follows:

1.  The first paragraph under the Section titled “Portfolio Managers” for the Leuthold Core Investment Fund, on page 5, shall read in its entirety as follows:

Portfolio Managers

Douglas R. Ramsey, CFA, Chun Wang, CFA, Jun Zhu, CFA, and Greg M. Swenson, CFA, are the portfolio managers of the Fund. Mr. Ramsey is the chief investment officer and a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since 2005. Mr. Wang is a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since 2009. Ms. Zhu is a portfolio manager of the Adviser, and has been a senior analyst of The Leuthold Group since 2008. Mr. Swenson is a portfolio manager of the Adviser and has been a senior analyst of The Leuthold Group since 2006.

2.  The first paragraph under the Section titled “Portfolio Managers” for the Leuthold Global Fund, on page 10, shall read in its entirety as follows:

Portfolio Managers

Douglas R. Ramsey, CFA, Chun Wang, CFA, and Greg M. Swenson, CFA, are the portfolio managers of the Fund. Mr. Ramsey is the chief investment officer and a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since 2005. Mr. Wang is a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since 2009. Mr. Swenson is a portfolio manager of the Adviser and has been a senior analyst of The Leuthold Group since 2006.

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3.  The first paragraph under the Section titled “Portfolio Managers” for the Leuthold Select Industries Fund, on page 13, shall read in its entirety as follows:

Portfolio Managers

Chun Wang, CFA, and Greg M. Swenson, CFA, are the portfolio managers of the Fund. Mr. Wang is a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since 2009. Mr. Swenson is a portfolio manager of the Adviser and has been a senior analyst of The Leuthold Group since 2006.

4.  The first paragraph under the Section titled “Portfolio Managers” for the Leuthold Global Industries Fund, on page 17, shall read in its entirety as follows:

Portfolio Managers

Greg M. Swenson, CFA, and Chun Wang, CFA, are the portfolio managers of the Fund. Mr. Swenson is a portfolio manager of the Adviser and has been a senior analyst of The Leuthold Group since 2006. Mr. Wang is a portfolio manager of the Adviser and has been a senior analyst of the Leuthold Group since 2009.

5.  The first paragraph under the Section titled “Portfolio Managers” for the Grizzly Short Fund, on page 21, shall read in its entirety as follows:

Portfolio Manager

Greg M. Swenson, CFA, and Kristen J. Hendrickson, CFA, are the portfolio managers of the Fund. Mr. Swenson is a portfolio manager of the Adviser and has been a senior analyst of The Leuthold Group since 2006. Ms. Hendrickson is a portfolio manager of the Adviser, has been an analyst of The Leuthold Group since 2010, and was a trader with The Leuthold Group from 2007-2010.

6.  Under the Section “Management of the Funds – Leuthold Weeden Capital Management manages each Fund’s investments,” on pages 27 and 28, (a) Mr. Paschke’s biographical information is deleted; (b) information regarding Ms. Hendrickson is added, as set forth below; and (c) the table identifying the portfolio managers is revised to read in its entirety as set forth below:

Ms. Hendrickson is a portfolio manager of the Adviser, has been an analyst of The Leuthold Group since 2010, and was a trader with The Leuthold Group from 2007-2010.

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The following table identifies the portfolio managers for each of the Funds. The portfolio managers are equally responsible for the day-to-day management of the Funds that they manage.

Fund	PMs

Leuthold Core Investment Fund	Douglas R. Ramsey, CFA Chun Wang, CFA Jun Zhu, CFA Greg M. Swenson, CFA

Leuthold Global Fund	Douglas R. Ramsey, CFA Chun Wang, CFA Greg M. Swenson, CFA

Leuthold Select Industries Fund	Chun Wang, CFA Greg M. Swenson, CFA

Leuthold Global Industries Fund	Greg M. Swenson, CFA Chun Wang, CFA

Grizzly Short Fund	Greg M. Swenson, CFA Kristen J. Hendrickson, CFA

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The date of this Supplement is May 1, 2015.

Please retain this Supplement for future reference.

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